Investment Objectives and Goals - Nomura Focused Mid Cap Growth ETF	Feb. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nomura Focused Mid Cap Growth ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Focused Mid Cap Growth ETF seeks to provide growth of capital.